Trade Accounts Payable - Additional Information (Details) - PEN (S/) S/ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Line Items]
Medical fees payable	S/ 48,827	S/ 46,364
Supplier factoring facility	155,414	S/ 155,887
Payments to supplier non cash transaction	S/ 233,305
CO
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	167 days
PE
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	98 days
MX
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	69 days
Bottom of range [member] | CO
Disclosure Of Trade And Other Payables [Line Items]
Term of noncurrent payments agreements with suppliers	12 months	12 months
Top of range [member] | CO
Disclosure Of Trade And Other Payables [Line Items]
Term of noncurrent payments agreements with suppliers	36 months	36 months
Healthcare services [Member]
Disclosure Of Trade And Other Payables [Line Items]
Contract liabilities	S/ 24,496	S/ 23,800